Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 0.7%
Security	Shares	Value
Consumer Products — 0.0%(1)
HF Holdings, Inc.(2)(3)(4)	3,400	$ 449,820
		$ 449,820
Energy — 0.5%
Ascent CNR Corp., Class A(2)(3)(4)	32,029,863	$ 7,366,868
Cheniere Energy, Inc.	130,808	19,566,261
Nine Point Energy Holdings, Inc.(2)(3)(4)	157,059	0
		$ 26,933,129
Environmental — 0.2%
GFL Environmental, Inc.	300,300	$ 8,303,295
		$ 8,303,295
Gaming — 0.0%
New Cotai Participation Corp., Class B(2)(3)(4)	36	$ 0
		$ 0
Technology — 0.0%(1)
Riverbed Technology, Inc.(3)(5)	157,965	$ 138,219
		$ 138,219
Total Common Stocks (identified cost $28,147,731)		$ 35,824,463

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Healthcare — 0.1%
1Life Healthcare, Inc., 3.00%, 6/15/25	$6,360	$ 6,223,260
		$ 6,223,260
Leisure — 0.3%
Peloton Interactive, Inc., 0.00%, 2/15/26	$19,532	$ 12,939,782
		$ 12,939,782
Total Convertible Bonds (identified cost $22,687,246)		$ 19,163,042

Convertible Preferred Stocks — 0.4%
Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(2)(3)(4)	2,928	$ 0
		$ 0
Environmental — 0.2%
GFL Environmental, Inc., 6.00%	98,016	$ 6,200,492
		$ 6,200,492
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	213,119	$ 10,655,950
		$ 10,655,950
Technology — 0.0%(1)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	126,256	$ 694,408
		$ 694,408
Total Convertible Preferred Stocks (identified cost $22,990,795)		$ 17,550,850

Corporate Bonds — 85.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
Bombardier, Inc.:
7.125%, 6/15/26(6)	7,440	$ 6,928,091
7.875%, 4/15/27(6)	6,477	6,013,312
BWX Technologies, Inc.:
4.125%, 6/30/28(6)	8,345	7,919,196
4.125%, 4/15/29(6)	7,093	6,670,009
Moog, Inc., 4.25%, 12/15/27(6)	10,223	9,555,336
Rolls-Royce PLC, 5.75%, 10/15/27(6)	28,737	27,210,778
Science Applications International Corp., 4.875%, 4/1/28(6)	12,585	11,990,161
TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	5,015,306
TransDigm, Inc.:
4.625%, 1/15/29	11,770	10,606,771
5.50%, 11/15/27	15,419	14,580,283
6.25%, 3/15/26(6)	16,947	17,057,410
6.375%, 6/15/26	9,600	9,562,800
7.50%, 3/15/27	7,253	7,382,103
		$ 140,491,556

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transportation — 1.2%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(6)		19,773	$ 19,473,835
5.75%, 4/20/29(6)		7,773	7,453,102
United Airlines, Inc.:
4.375%, 4/15/26(6)		8,188	7,872,434
4.625%, 4/15/29(6)		10,596	9,775,817
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(6)		16,025	13,985,979
			$ 58,561,167
Automotive & Auto Parts — 4.6%
Allison Transmission, Inc., 3.75%, 1/30/31(6)		4,060	$ 3,511,880
Clarios Global, L.P., 6.75%, 5/15/25(6)		3,642	3,662,850
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(7)	EUR	23,968	22,793,491
6.25%, 5/15/26(6)		7,212	7,264,323
8.50%, 5/15/27(6)		15,107	15,265,019
Ford Motor Co.:
3.25%, 2/12/32		26,385	22,070,789
4.75%, 1/15/43		17,531	14,473,681
7.45%, 7/16/31		4,673	5,104,154
9.625%, 4/22/30		2,055	2,458,643
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		4,218	3,666,093
3.37%, 11/17/23		4,486	4,401,216
3.625%, 6/17/31		11,330	9,635,938
3.815%, 11/2/27		18,089	16,606,064
4.00%, 11/13/30		9,839	8,710,448
4.125%, 8/17/27		23,978	22,808,473
4.271%, 1/9/27		4,368	4,191,904
5.113%, 5/3/29		5,476	5,331,406
5.125%, 6/16/25		9,083	9,069,512
5.584%, 3/18/24		1,976	1,997,252
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		14,983	13,699,706
5.25%, 7/15/31		16,742	14,582,701
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)		10,675	8,672,744
Wheel Pros, Inc., 6.50%, 5/15/29(6)		10,984	7,992,508
			$ 227,970,795
Banking & Thrifts — 0.3%
SVB Financial Group, 4.10% to 2/15/31(8)(9)		18,860	$ 14,761,722
			$ 14,761,722
Security	Principal Amount* (000's omitted)		Value
Broadcasting — 1.5%
Audacy Capital Corp., 6.75%, 3/31/29(6)		16,478	$ 7,989,358
Playtika Holding Corp., 4.25%, 3/15/29(6)		10,847	9,743,264
Sirius XM Radio, Inc.:
3.125%, 9/1/26(6)		9,505	8,983,746
3.875%, 9/1/31(6)		9,550	8,320,103
4.125%, 7/1/30(6)		10,958	9,908,224
5.00%, 8/1/27(6)		14,487	14,394,138
Townsquare Media, Inc., 6.875%, 2/1/26(6)		15,374	14,134,932
			$ 73,473,765
Building Materials — 2.1%
Builders FirstSource, Inc.:
4.25%, 2/1/32(6)		15,452	$ 13,261,524
5.00%, 3/1/30(6)		7,586	7,037,858
Masonite International Corp., 5.375%, 2/1/28(6)		10,664	10,439,843
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(6)		11,946	10,128,489
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(6)		6,506	5,321,525
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(6)		30,290	28,175,152
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	2,250	1,930,924
3.375%, 1/15/31(6)		1,448	1,180,591
4.375%, 7/15/30(6)		19,589	17,139,200
4.75%, 1/15/28(6)		5,000	4,762,800
5.00%, 2/15/27(6)		3,894	3,740,596
			$ 103,118,502
Cable & Satellite TV — 1.7%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(6)		9,055	$ 7,868,569
4.50%, 8/15/30(6)		46,569	41,476,214
4.75%, 3/1/30(6)		23,215	21,158,035
4.75%, 2/1/32(6)		10,825	9,585,808
5.375%, 6/1/29(6)		4,414	4,214,266
			$ 84,302,892
Capital Goods — 0.8%
Madison IAQ, LLC, 5.875%, 6/30/29(6)		19,482	$ 15,258,595
Patrick Industries, Inc., 4.75%, 5/1/29(6)		11,623	9,074,948
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(6)		13,918	12,634,714
			$ 36,968,257

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals — 1.8%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(6)		8,599	$ 7,239,541
Avient Corp., 7.125%, 8/1/30(6)(10)		6,980	7,203,953
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		25,208	24,266,229
NOVA Chemicals Corp.:
4.25%, 5/15/29(6)		12,262	10,669,105
4.875%, 6/1/24(6)		4,122	4,041,676
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(6)		11,561	9,844,712
SPCM S.A., 2.625%, 2/1/29(6)	EUR	1,150	974,077
Valvoline, Inc., 4.25%, 2/15/30(6)		11,891	10,805,233
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(6)		12,574	12,055,323
5.625%, 10/1/24(6)		2,019	1,939,885
			$ 89,039,734
Consumer Products — 0.7%
Central Garden & Pet Co., 4.125%, 10/15/30		4,279	$ 3,715,085
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		9,750	8,764,860
Spectrum Brands, Inc., 5.50%, 7/15/30(6)		4,077	3,678,823
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		21,832	17,738,500
			$ 33,897,268
Containers — 1.0%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(7)	EUR	3,900	$ 3,286,372
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(6)		19,734	16,299,504
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,445,042
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,171,818
LABL, Inc.:
5.875%, 11/1/28(6)		5,099	4,668,772
8.25%, 11/1/29(6)		10,223	8,657,603
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(6)		6,069	5,582,054
			$ 48,111,165
Diversified Financial Services — 3.2%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		15,568	$ 13,167,803
Bread Financial Holdings, Inc., 4.75%, 12/15/24(6)		14,843	13,794,565
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		14,850	13,866,410
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		9,293	8,944,141
6.25%, 5/15/26		8,006	7,970,494
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.: (continued)
6.375%, 12/15/25	5,685	$ 5,678,945
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(6)	17,156	15,851,115
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(6)	12,728	11,291,263
MSCI, Inc., 3.875%, 2/15/31(6)	14,559	13,282,758
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(6)	12,525	12,063,516
PRA Group, Inc.:
5.00%, 10/1/29(6)	8,474	7,310,054
7.375%, 9/1/25(6)	14,462	14,339,848
PROG Holdings, Inc., 6.00%, 11/15/29(6)	10,891	8,964,721
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
3.625%, 3/1/29(6)	10,487	8,979,599
4.00%, 10/15/33(6)	1,960	1,588,188
		$ 157,093,420
Diversified Media — 1.3%
Cars.com, Inc., 6.375%, 11/1/28(6)	13,266	$ 11,553,691
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(6)	12,883	11,947,823
CMG Media Corp., 8.875%, 12/15/27(6)	15,406	12,367,073
Match Group Holdings II, LLC, 3.625%, 10/1/31(6)	5,644	4,829,204
National CineMedia, LLC:
5.75%, 8/15/26	12,070	6,208,325
5.875%, 4/15/28(6)	15,402	11,167,836
Urban One, Inc., 7.375%, 2/1/28(6)	6,253	5,299,918
		$ 63,373,870
Energy — 11.4%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(11)	23,440	$ 23,653,404
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)	12,695	13,136,849
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(6)	17,535	17,479,589
Buckeye Partners, L.P., 4.50%, 3/1/28(6)	1,597	1,471,867
Callon Petroleum Co.:
7.50%, 6/15/30(6)	5,657	5,432,247
8.00%, 8/1/28(6)	8,188	8,301,609
Centennial Resource Production, LLC, 5.375%, 1/15/26(6)	2,268	2,080,879
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31	16,689	15,532,703

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Cheniere Energy Partners, L.P.: (continued)
4.50%, 10/1/29	10,945	$ 10,632,520
Cheniere Energy, Inc., 4.625%, 10/15/28	15,118	14,739,294
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(6)	17,088	15,670,123
7.75%, 2/15/26(6)	11,543	11,339,612
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(6)	8,181	7,610,784
CVR Energy, Inc., 5.75%, 2/15/28(6)	23,358	21,181,618
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(8)(9)	13,315	12,117,776
DT Midstream, Inc., 4.125%, 6/15/29(6)	12,661	11,748,838
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(6)	13,348	11,975,759
4.75%, 1/15/31(6)	10,843	9,821,860
6.00%, 7/1/25(6)	2,269	2,254,910
6.50%, 7/1/27(6)	6,208	6,236,743
7.50%, 6/1/30(6)	9,265	9,548,324
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(6)	6,919	6,324,243
6.00%, 4/15/30(6)	3,515	3,194,766
6.00%, 2/1/31(6)	5,536	5,091,404
Kinetik Holdings, L.P., 5.875%, 6/15/30(6)	17,417	17,719,098
Laredo Petroleum, Inc., 9.50%, 1/15/25	3,120	3,201,682
Nabors Industries, Ltd., 9.00%, 2/1/25(6)	10,914	10,954,928
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	30,993	29,992,236
New Fortress Energy, Inc., 6.50%, 9/30/26(6)	20,247	19,204,279
Occidental Petroleum Corp.:
6.20%, 3/15/40	4,187	4,293,882
6.45%, 9/15/36	12,234	13,621,152
8.50%, 7/15/27	17,429	19,942,088
8.875%, 7/15/30	14,937	17,904,907
Parkland Corp.:
4.50%, 10/1/29(6)	4,534	3,990,532
4.625%, 5/1/30(6)	15,192	13,627,452
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(8)(9)	16,277	12,514,195
Precision Drilling Corp.:
6.875%, 1/15/29(6)	7,086	6,365,838
7.125%, 1/15/26(6)	4,397	4,086,594
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(6)	12,620	9,875,781
Southwestern Energy Co., 4.75%, 2/1/32	15,141	14,137,455
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(6)	8,331	7,601,273
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29	8,737	$ 7,881,910
4.50%, 4/30/30	17,021	14,949,544
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(6)	16,150	14,880,529
Tap Rock Resources, LLC, 7.00%, 10/1/26(6)	21,630	20,461,980
Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	7,525	6,924,115
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(6)	11,144	10,309,426
4.125%, 8/15/31(6)	9,904	9,151,989
Weatherford International, Ltd., 8.625%, 4/30/30(6)	11,736	10,646,312
Western Midstream Operating, L.P., 4.30%, 2/1/30	9,985	9,360,288
		$ 560,177,186
Entertainment & Film — 0.4%
Cinemark USA, Inc.:
5.25%, 7/15/28(6)	15,025	$ 13,420,029
5.875%, 3/15/26(6)	4,218	4,053,983
8.75%, 5/1/25(6)	3,076	3,216,235
		$ 20,690,247
Environmental — 1.6%
Clean Harbors, Inc.:
4.875%, 7/15/27(6)	4,075	$ 4,052,180
5.125%, 7/15/29(6)	4,445	4,318,191
Covanta Holding Corp.:
4.875%, 12/1/29(6)	15,831	14,134,946
5.00%, 9/1/30	3,610	3,159,923
GFL Environmental, Inc.:
3.50%, 9/1/28(6)	17,515	15,881,814
3.75%, 8/1/25(6)	7,155	6,953,015
4.25%, 6/1/25(6)	11,354	11,139,182
4.75%, 6/15/29(6)	21,153	19,486,461
		$ 79,125,712
Food & Drug Retail — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(6)	21,488	$ 19,710,405
5.875%, 2/15/28(6)	7,375	7,165,771
7.50%, 3/15/26(6)	4,000	4,135,154
Arko Corp., 5.125%, 11/15/29(6)	21,544	18,126,906
Ingles Markets, Inc., 4.00%, 6/15/31(6)	8,368	7,544,756
Murphy Oil USA, Inc.:
4.75%, 9/15/29	1,235	1,196,326

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food & Drug Retail (continued)
Murphy Oil USA, Inc.: (continued)
5.625%, 5/1/27		10,031	$ 9,894,779
			$ 67,774,097
Food, Beverage & Tobacco — 2.6%
BellRing Brands, Inc., 7.00%, 3/15/30(6)		22,672	$ 21,961,119
Darling Ingredients, Inc., 6.00%, 6/15/30(6)		6,654	6,890,616
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)		12,153	11,427,162
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(6)		20,701	20,156,808
Performance Food Group, Inc.:
4.25%, 8/1/29(6)		24,007	21,366,230
6.875%, 5/1/25(6)		9,425	9,575,800
Pilgrim's Pride Corp., 3.50%, 3/1/32(6)		23,928	20,256,847
US Foods, Inc., 4.75%, 2/15/29(6)		16,081	15,044,983
			$ 126,679,565
Gaming — 2.7%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(6)		5,260	$ 4,471,763
6.25%, 7/1/25(6)		12,288	12,272,456
8.125%, 7/1/27(6)		23,616	23,649,181
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(6)		12,610	12,342,416
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 1/15/29(6)		7,727	7,224,281
6.75%, 1/15/30(6)		19,562	16,040,253
International Game Technology PLC:
6.25%, 1/15/27(6)		10,017	10,203,917
6.50%, 2/15/25(6)		5,280	5,374,406
Jacobs Entertainment, Inc., 6.75%, 2/15/29(6)		16,811	13,983,771
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(6)		10,667	11,566,708
Scientific Games International, Inc., 7.00%, 5/15/28(6)		16,866	17,179,792
			$ 134,308,944
Healthcare — 9.3%
AdaptHealth, LLC:
4.625%, 8/1/29(6)		4,011	$ 3,594,899
5.125%, 3/1/30(6)		10,165	9,339,246
6.125%, 8/1/28(6)		6,030	5,714,881
Avantor Funding, Inc., 3.875%, 7/15/28(7)	EUR	5,850	5,574,452
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Centene Corp.:
2.50%, 3/1/31	22,695	$ 19,503,516
3.00%, 10/15/30	20,528	18,347,310
3.375%, 2/15/30	28,751	26,166,505
4.25%, 12/15/27	7,680	7,559,524
4.625%, 12/15/29	13,039	12,881,424
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(6)(12)	6,987	5,694,405
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(6)(12)	15,196	12,236,199
Grifols Escrow Issuer S.A., 4.75%, 10/15/28(6)	11,137	9,886,315
HCA, Inc.:
3.50%, 9/1/30	9,000	8,227,395
5.625%, 9/1/28	8,537	8,864,693
5.875%, 2/15/26	13,250	13,710,835
5.875%, 2/1/29	7,681	8,052,184
HealthEquity, Inc., 4.50%, 10/1/29(6)	12,012	11,202,271
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(6)	647	642,833
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(6)	6,907	6,141,981
LifePoint Health, Inc., 5.375%, 1/15/29(6)	22,745	17,605,199
Medline Borrower, L.P., 5.25%, 10/1/29(6)	33,940	30,712,985
Minerva Merger Sub, Inc., 6.50%, 2/15/30(6)	21,339	19,338,469
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(6)	7,580	6,944,910
ModivCare, Inc., 5.875%, 11/15/25(6)	11,006	10,748,572
Molina Healthcare, Inc.:
3.875%, 11/15/30(6)	19,471	18,012,016
3.875%, 5/15/32(6)	12,551	11,546,920
Option Care Health, Inc., 4.375%, 10/31/29(6)	14,497	13,246,271
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(6)	10,855	10,176,345
Perrigo Finance Unlimited Co., 4.40% to 12/15/22, 6/15/30(13)	16,473	15,153,595
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(6)	3,790	3,574,804
Team Health Holdings, Inc., 6.375%, 2/1/25(6)	18,643	12,756,351
Teleflex, Inc., 4.25%, 6/1/28(6)	3,838	3,623,609
Tenet Healthcare Corp.:
4.375%, 1/15/30(6)	8,208	7,641,812
4.625%, 9/1/24(6)	1,949	1,930,328
4.875%, 1/1/26(6)	11,694	11,532,623
5.125%, 11/1/27(6)	11,694	11,547,182
6.125%, 10/1/28(6)	15,216	14,853,327
6.875%, 11/15/31	8,334	8,052,602

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
US Acute Care Solutions, LLC, 6.375%, 3/1/26(6)		24,976	$ 23,298,487
Varex Imaging Corp., 7.875%, 10/15/27(6)		9,994	9,980,508
			$ 455,617,783
Homebuilders & Real Estate — 4.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(6)		10,327	$ 9,032,942
5.75%, 5/15/26(6)		6,701	6,542,220
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)		10,253	9,209,150
Empire Communities Corp., 7.00%, 12/15/25(6)		11,548	10,103,865
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)		16,834	16,836,862
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(6)		12,698	9,740,509
6.00%, 4/15/25(6)		12,725	12,439,069
KB Home, 4.00%, 6/15/31		751	632,582
M/I Homes, Inc., 4.95%, 2/1/28		10,706	9,875,549
MDC Holdings, Inc., 3.966%, 8/6/61		91	54,515
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(6)		5,545	4,691,776
6.25%, 6/15/25(6)		8,819	8,741,702
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(6)		6,217	6,020,698
5.875%, 6/15/27(6)		10,898	11,146,692
TopBuild Corp., 4.125%, 2/15/32(6)		16,235	14,146,016
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(6)		2,441	2,239,328
4.25%, 12/1/26(6)		12,627	11,887,452
4.50%, 9/1/26(6)		6,735	6,439,569
4.625%, 12/1/29(6)		8,800	8,393,528
5.625%, 5/1/24(6)		11,505	11,524,616
5.75%, 2/1/27(6)		4,084	4,073,484
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(7)	EUR	26,200	24,561,847
3.50%, 11/1/25(7)	EUR	700	638,357
			$ 198,972,328
Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)		18,412	$ 17,518,650
Security	Principal Amount* (000's omitted)	Value
Insurance (continued)
BroadStreet Partners, Inc., 5.875%, 4/15/29(6)	13,354	$ 11,440,091
GTCR AP Finance, Inc., 8.00%, 5/15/27(6)	11,039	10,868,529
		$ 39,827,270
Leisure — 2.2%
Carnival Corp., 6.00%, 5/1/29(6)	3,949	$ 3,050,287
Life Time, Inc.:
5.75%, 1/15/26(6)	12,585	11,845,757
8.00%, 4/15/26(6)	9,141	8,639,570
Lindblad Expeditions, LLC, 6.75%, 2/15/27(6)	12,088	11,120,053
NCL Corp., Ltd.:
5.875%, 3/15/26(6)	6,558	5,367,133
5.875%, 2/15/27(6)	5,378	4,955,854
7.75%, 2/15/29(6)	4,500	3,618,112
NCL Finance, Ltd., 6.125%, 3/15/28(6)	3,490	2,706,879
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(6)	11,950	10,729,427
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)	13,899	12,624,670
Viking Cruises, Ltd.:
5.875%, 9/15/27(6)	23,162	18,910,152
6.25%, 5/15/25(6)	8,680	7,791,559
7.00%, 2/15/29(6)	6,622	5,364,383
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)	4,238	3,665,743
		$ 110,389,579
Metals & Mining — 1.7%
Eldorado Gold Corp., 6.25%, 9/1/29(6)	13,023	$ 10,424,586
First Quantum Minerals, Ltd., 7.50%, 4/1/25(6)	11,684	11,647,020
Freeport-McMoRan, Inc., 5.45%, 3/15/43	13,849	13,000,056
Hudbay Minerals, Inc.:
4.50%, 4/1/26(6)	9,000	7,468,875
6.125%, 4/1/29(6)	5,478	4,273,169
New Gold, Inc., 7.50%, 7/15/27(6)	20,492	16,138,474
Novelis Corp.:
3.25%, 11/15/26(6)	6,885	6,417,887
4.75%, 1/30/30(6)	15,432	14,297,748
		$ 83,667,815
Paper — 0.0%(1)
Glatfelter Corp., 4.75%, 11/15/29(6)	2,549	$ 1,742,688
		$ 1,742,688

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Restaurant — 1.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(6)	17,005	$ 15,751,906
4.00%, 10/15/30(6)	21,200	18,472,620
4.375%, 1/15/28(6)	7,702	7,150,575
5.75%, 4/15/25(6)	2,861	2,900,382
Dave & Buster's, Inc., 7.625%, 11/1/25(6)	22,970	23,156,874
IRB Holding Corp., 7.00%, 6/15/25(6)	7,551	7,732,186
Yum! Brands, Inc., 3.625%, 3/15/31	12,686	11,496,688
		$ 86,661,231
Services — 6.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(6)	12,065	$ 11,322,339
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(6)	16,803	16,300,842
9.75%, 7/15/27(6)	14,398	13,220,460
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(6)	7,816	6,836,382
4.625%, 6/1/28(6)	5,543	4,934,351
APi Escrow Corp., 4.75%, 10/15/29(6)	10,851	9,155,640
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)	26,310	23,019,934
Gartner, Inc.:
3.625%, 6/15/29(6)	4,186	3,828,850
3.75%, 10/1/30(6)	8,478	7,805,907
4.50%, 7/1/28(6)	8,049	7,764,493
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	21,286	20,031,510
Hertz Corp. (The):
4.625%, 12/1/26(6)	2,214	1,974,213
5.00%, 12/1/29(6)	17,844	15,296,591
Korn Ferry, 4.625%, 12/15/27(6)	12,207	11,497,773
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(6)	6,483	5,829,838
8.00%, 8/1/29(6)	19,966	16,818,160
NESCO Holdings II, Inc., 5.50%, 4/15/29(6)	2,912	2,532,828
Sabre GLBL, Inc., 9.25%, 4/15/25(6)	15,050	15,330,983
SRS Distribution, Inc.:
6.00%, 12/1/29(6)	11,046	9,580,494
6.125%, 7/1/29(6)	12,045	10,851,521
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(6)	14,099	12,251,831
Terminix Co., LLC (The), 7.45%, 8/15/27	18,290	21,321,514
Univar Solutions USA, Inc., 5.125%, 12/1/27(6)	13,390	12,974,374
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)	21,413	21,384,307
Security	Principal Amount* (000's omitted)	Value
Services (continued)
WESCO Distribution, Inc., 7.25%, 6/15/28(6)	7,946	$ 8,242,346
White Cap Buyer, LLC, 6.875%, 10/15/28(6)	4,497	3,810,443
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(14)	6,938	5,751,437
		$ 299,669,361
Steel — 1.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	9,369	$ 9,374,715
ATI, Inc., 5.875%, 12/1/27	2,447	2,290,049
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	5,508	5,649,556
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(6)	9,527	9,824,814
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(6)	18,189	17,122,033
TMS International Corp., 6.25%, 4/15/29(6)	11,257	7,531,281
		$ 51,792,448
Super Retail — 3.2%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(6)	5,184	$ 4,587,840
4.75%, 3/1/30	8,395	7,331,101
5.00%, 2/15/32(6)	2,178	1,905,750
Bath & Body Works, Inc.:
6.625%, 10/1/30(6)	3,425	3,276,618
6.75%, 7/1/36	3,883	3,529,511
6.875%, 11/1/35	12,561	11,544,061
6.95%, 3/1/33	9,848	8,262,804
7.60%, 7/15/37	4,391	3,747,124
9.375%, 7/1/25(6)	1,599	1,673,356
Group 1 Automotive, Inc., 4.00%, 8/15/28(6)	10,459	9,371,055
Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)	7,199	5,948,638
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(6)	13,822	11,841,683
Lithia Motors, Inc.:
3.875%, 6/1/29(6)	6,549	5,843,339
4.375%, 1/15/31(6)	9,784	8,893,167
4.625%, 12/15/27(6)	3,872	3,691,565
Metis Merger Sub, LLC, 6.50%, 5/15/29(6)	7,712	6,578,119
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(6)	10,291	9,792,453
7.75%, 2/15/29(6)	17,595	16,981,110
Sonic Automotive, Inc.:
4.625%, 11/15/29(6)	11,575	9,855,013
4.875%, 11/15/31(6)	9,394	7,670,671
Victoria's Secret & Co., 4.625%, 7/15/29(6)	18,554	15,388,224
		$ 157,713,202

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology — 3.7%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)		8,750	$ 8,115,625
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(6)		17,280	16,413,062
4.00%, 7/1/29(6)		7,232	6,908,730
Ciena Corp., 4.00%, 1/31/30(6)		9,145	8,379,472
Condor Merger Sub, Inc., 7.375%, 2/15/30(6)		11,715	10,315,057
Fair Isaac Corp., 4.00%, 6/15/28(6)		13,114	12,262,203
GoTo Group, Inc., 5.50%, 9/1/27(6)		1,925	1,409,851
II-VI, Inc., 5.00%, 12/15/29(6)		10,761	10,264,111
Imola Merger Corp., 4.75%, 5/15/29(6)		25,535	23,932,296
ON Semiconductor Corp., 3.875%, 9/1/28(6)		14,229	13,194,836
Open Text Corp., 3.875%, 2/15/28(6)		7,623	7,031,274
Open Text Holdings, Inc., 4.125%, 2/15/30(6)		6,669	6,178,295
Presidio Holdings, Inc.:
4.875%, 2/1/27(6)		1,858	1,791,864
8.25%, 2/1/28(6)		22,823	21,565,453
Sensata Technologies B.V., 5.00%, 10/1/25(6)		593	596,763
Sensata Technologies, Inc., 3.75%, 2/15/31(6)		10,754	9,358,776
Viavi Solutions, Inc., 3.75%, 10/1/29(6)		8,715	7,689,968
VM Consolidated, Inc., 5.50%, 4/15/29(6)		18,612	16,340,425
			$ 181,748,061
Telecommunications — 4.7%
Altice France S.A.:
5.125%, 7/15/29(6)		7,505	$ 6,433,811
5.50%, 1/15/28(6)		6,163	5,448,677
5.50%, 10/15/29(6)		7,934	6,833,157
8.125%, 2/1/27(6)		13,848	13,693,872
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)		25,353	24,829,714
DKT Finance ApS, 9.375%, 6/17/23(6)		5,703	5,473,454
Iliad Holding SASU:
5.125%, 10/15/26(7)	EUR	300	297,147
6.50%, 10/15/26(6)		5,925	5,694,962
7.00%, 10/15/28(6)		4,042	3,889,172
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(6)		8,082	7,109,108
6.75%, 10/15/27(6)		3,785	3,685,237
Level 3 Financing, Inc.:
4.25%, 7/1/28(6)		16,265	14,230,843
5.25%, 3/15/26		8,495	8,419,649
Sprint Capital Corp., 6.875%, 11/15/28		24,924	28,011,087
Sprint Corp.:
7.125%, 6/15/24		7,445	7,811,145
7.625%, 2/15/25		14,960	15,987,378
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Sprint Corp.: (continued)
7.625%, 3/1/26		6,584	$ 7,188,633
7.875%, 9/15/23		10,119	10,504,787
T-Mobile USA, Inc.:
2.25%, 2/15/26		8,420	7,860,786
2.625%, 2/15/29		10,523	9,431,660
2.875%, 2/15/31		6,314	5,597,456
Viasat, Inc., 5.625%, 4/15/27(6)		4,544	4,292,353
Virgin Media Finance PLC, 5.00%, 7/15/30(6)		5,464	4,641,012
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	7,258	7,727,844
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		6,250	5,718,750
Ziggo B.V., 4.875%, 1/15/30(6)		5,296	4,903,037
Ziggo Bond Co., B.V., 6.00%, 1/15/27(6)		3,310	3,192,164
			$ 228,906,895
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(6)		16,368	$ 12,850,844
			$ 12,850,844
Utility — 3.2%
Calpine Corp.:
4.50%, 2/15/28(6)		8,179	$ 7,945,898
5.00%, 2/1/31(6)		11,673	10,376,188
5.125%, 3/15/28(6)		11,510	10,855,023
5.25%, 6/1/26(6)		2,399	2,423,038
Drax Finco PLC, 6.625%, 11/1/25(6)		13,633	13,521,278
FirstEnergy Corp.:
2.65%, 3/1/30		4,218	3,718,146
Series B, 4.40% to 1/15/23, 7/15/27(13)		15,324	15,041,425
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(6)		8,263	6,878,599
NRG Energy, Inc.:
3.375%, 2/15/29(6)		6,548	5,656,195
3.625%, 2/15/31(6)		10,913	9,155,072
3.875%, 2/15/32(6)		13,645	11,693,492
5.25%, 6/15/29(6)		4,920	4,618,896
5.75%, 1/15/28		8,150	7,873,837
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)		10,699	9,942,153
TerraForm Power Operating, LLC:
4.75%, 1/15/30(6)		5,000	4,654,500
5.00%, 1/31/28(6)		13,722	13,206,053

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
Vistra Operations Co., LLC:
4.375%, 5/1/29(6)	9,360	$ 8,721,976
5.00%, 7/31/27(6)	9,285	9,157,331
		$ 155,439,100
Total Corporate Bonds (identified cost $4,551,962,860)		$4,184,918,469

Preferred Stocks — 0.5%
Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	898,591	$ 25,295,337
Total Preferred Stocks (identified cost $25,216,937)		$ 25,295,337

Senior Floating-Rate Loans — 2.9%(15)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.7%
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$23,010	$ 23,244,522
SkyMiles IP, Ltd., Term Loan, 6.46%, (3 mo. USD LIBOR + 3.75%), 10/20/27	10,000	10,131,250
		$ 33,375,772
Broadcasting — 0.0%(1)
Diamond Sports Group, LLC, Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26	$3,051	$ 2,902,250
		$ 2,902,250
Gaming — 0.3%
Spectacle Gary Holdings, LLC, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$16,975	$ 16,125,870
		$ 16,125,870
Healthcare — 0.3%
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$13,958	$ 13,669,996
		$ 13,669,996
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure — 0.2%
Peloton Interactive, Inc., Term Loan, 8.346%, (SOFR + 6.50%), 5/25/27	$10,333	$ 9,859,408
		$ 9,859,408
Services — 0.6%
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$15,500	$ 14,349,569
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 11.00%, (3 mo. USD LIBOR + 8.75%), 3.75% cash, 7.25% PIK, 2/28/25	17,350	16,910,518
		$ 31,260,087
Super Retail — 0.5%
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$23,837	$ 23,037,672
		$ 23,037,672
Technology — 0.3%
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28	$9,115	$ 8,793,006
Riverbed Technology, Inc., Term Loan, 9.63%, (3 mo. USD LIBOR + 8.00%), 7.63% cash, 2.00% PIK, 12/7/26	8,539	4,013,509
		$ 12,806,515
Total Senior Floating-Rate Loans (identified cost $151,148,029)		$ 143,037,570

Miscellaneous — 2.6%
Security	Principal Amount/ Shares	Value
Containers — 0.0%
ACC Claims Holdings, LLC(2)(3)	11,599,560	$ 0
		$ 0
Gaming — 2.6%
PGP Investors, LLC, Membership Interests(2)(3)(4)	57,265	$ 124,302,336
		$ 124,302,336

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
Services — 0.0%(1)
Hertz Corp., Escrow Certificates(3)	$3,679,000	$ 239,135
		$ 239,135
Total Miscellaneous (identified cost $2,956,501)		$ 124,541,471

Short-Term Investments — 4.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(16)	242,921,793	$ 242,921,793
Total Short-Term Investments (identified cost $242,921,793)		$ 242,921,793
Total Investments — 97.8% (identified cost $5,048,031,892)		$4,793,252,995
Other Assets, Less Liabilities — 2.2%		$ 106,638,722
Net Assets — 100.0%		$4,899,891,717
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Restricted security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $3,256,929,748 or 66.5% of the Fund's net assets.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $66,810,434 or 1.4% of the Fund's net assets.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	When-issued security.
(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(12)	Issuer is in default with respect to interest and/or principal payments.
(13)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,785,467	EUR	11,572,169	Goldman Sachs International	10/31/22	$ —	$(118,017)
USD	5,609,500	EUR	5,448,056	HSBC Bank USA, N.A.	10/31/22	5,464	—
USD	766,877	EUR	745,013	State Street Bank and Trust Company	10/31/22	534	—
USD	971,800	EUR	947,540	State Street Bank and Trust Company	10/31/22	—	(2,869)
USD	6,680,288	EUR	6,533,051	State Street Bank and Trust Company	10/31/22	—	(39,808)

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,781,133	EUR	11,572,170	State Street Bank and Trust Company	10/31/22	$ —	$(122,352)
USD	11,780,767	EUR	11,572,170	State Street Bank and Trust Company	10/31/22	—	(122,718)
USD	11,773,455	EUR	11,572,170	State Street Bank and Trust Company	10/31/22	—	(130,031)
USD	7,633,762	GBP	6,324,839	Bank of America, N.A.	10/31/22	—	(85,205)
						$5,998	$(621,000)
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At July 31, 2022, the Fund owned the following securities (representing 2.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$ 18,931	$ 7,366,868
HF Holdings, Inc.	10/27/09	3,400	182,661	449,820
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0
Total Common Stocks			$8,541,716	$7,816,688
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	2,928	$ 2,928,000	$ 0
Total Convertible Preferred Stocks			$2,928,000	$0
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21	57,265	$ 2,956,501	$124,302,336
Total Miscellaneous			$2,956,501	$124,302,336
Total Restricted Securities			$14,426,217	$132,119,024

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $242,921,793, which represents 4.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$197,587,104	$984,520,578	$(1,182,069,347)	$(38,335)	$ —	$ —	$103,832	—
Liquidity Fund	—	757,147,097	(514,225,304)	—	—	242,921,793	499,820	242,921,793
Total				$(38,335)	$ —	$242,921,793	$603,652
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 27,869,556	$ 138,219	$ 7,816,688	$ 35,824,463
Convertible Bonds	—	19,163,042	—	19,163,042
Convertible Preferred Stocks	16,856,442	694,408	0	17,550,850
Corporate Bonds	—	4,184,918,469	—	4,184,918,469
Preferred Stocks	25,295,337	—	—	25,295,337
Senior Floating-Rate Loans	—	143,037,570	—	143,037,570
Miscellaneous	—	239,135	124,302,336	124,541,471
Short-Term Investments	242,921,793	—	—	242,921,793
Total Investments	$312,943,128	$4,348,190,843	$132,119,024	$4,793,252,995
Forward Foreign Currency Exchange Contracts	$ —	$ 5,998	$ —	$ 5,998
Total	$312,943,128	$4,348,196,841	$132,119,024	$4,793,258,993
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (621,000)	$ —	$ (621,000)
Total	$ —	$ (621,000)	$ —	$ (621,000)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance
Income Fund of Boston
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.